April 2, 2014

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: Strategic Funds, Inc.

-Global Stock Fund
-International Stock Fund
-Dreyfus Select Managers Small Cap Value Fund
-Dreyfus U.S. Equity Fund

 1933 Act File No.: 2-88816
 1940 Act File No.: 811-3940
 CIK No.: 0000737520

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of the Prospectuses and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 97 to the Registration Statement, electronically filed with the Securities and Exchange Commission on March 27, 2014.

Please address any comments or questions to my attention at 212-922-6906.

Sincerely,

/s/ Tiffany L. Pearson
Tiffany L. Pearson
Paralegal